Condensed Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	5,000,000	25,000,000	25,000,000
Common stock, par value	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	6,000,000,000	6,000,000,000	6,000,000,000
Common stock, shares issued	1,010,278,196	491,032,439	3,255,346
Common stock, shares outstanding	1,010,278,196	491,032,439	3,255,346
Series A Preferred Stock
Preferred stock, par value
Preferred stock, shares authorized	250	250	250
Preferred stock, shares issued	250	250	250
Preferred stock, shares outstanding	250	250	250